Description of the Plan	12 Months Ended
Dec. 31, 2025
Retirement Savings Plan
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The Southwest Airlines Co. Retirement Savings Plan (the “Plan”) was established to reward Employees of Southwest Airlines Co. (the “Company”) for their loyal and faithful service, to help Employees accumulate funds for retirement, and to provide funds for Employees or their beneficiaries in the event of death or disability. The Plan, which is a defined contribution plan, is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan is administered by the Southwest Airlines Co. Retirement Savings Plan Committee (the “Committee”), which is a committee appointed by the Board of Directors of the Company. The Committee oversees all plan service providers, determines the appropriateness of the Plan’s investment offerings, and monitors investment performance.

Plan Changes

Effective May 31, 2024 (“the Effective Date”), the net assets of the Southwest Airlines Co. ProfitSharing Plan were transferred and merged into the Southwest Airlines Co. 401(k) Plan. On the effective date, the Southwest Airlines Co. 401(k) Plan was renamed the Southwest Airlines Co. Retirement Savings Plan. In addition on this date, participants became eligible to direct all sources of contributions into the Southwest Airlines Company Stock Fund. This action created a Form 11-K requirement filing for this Plan as of the effective date, and the initial Form 11-K was filed on June 25, 2025. The final audit of the ProfitSharing Plan for the period ended May 31, 2024 was completed and issued February 10, 2025 and the Southwest Airlines Retirement Savings Plan maintains a requirement to file calendar year annual financial statements with its Form 5500.

The following description of the Plan provides only general information. Participants should refer to the Summary Plan Description for more complete information.

Participation

Eligible Employees of the Company may participate in the Plan for salary reduction contributions at any time on or after the first day of the month after completing a full calendar month of service. On the Effective Date, each Company Employee became eligible to participate in the Plan for profit-sharing contributions on the first day of employment. Employees whose conditions of employment are governed by a collective bargaining agreement between the Company and a labor union are not eligible for membership in the Plan unless the collective bargaining agreement specifically provides for membership in the Plan. Nonresident aliens who receive no earned income from the Company that constitutes income from sources within the United States, leased Employees and Employees classified by the Company as interns are likewise not eligible to participate in the Plan. A person who is not treated as an Employee on the Company’s books and records (such as a person who, as a matter of practice, is treated by the Company as an independent contractor, but who is later determined to be an Employee as a matter of fact) will not be eligible to participate in the Plan for any part of a plan year in which that person was not treated as an Employee, despite any retroactive re-characterization.
Contributions

Profit-sharing Contributions

The Company contributes for each Plan year such amount, if any, as resolved by the Board of Directors of the Company at its sole and absolute discretion. However, in the absence of any action of the Board of Directors to the contrary, the amount of the profit-sharing contribution is equal to 15 percent of the “operating profit of the Company,” as such term is defined in the Plan, less the Company’s contribution made to the Southwest Airlines Co. 2005 Deferred Compensation Plan for Pilots for such Plan year pursuant to section 3.2 of such plan.

Participants may direct 100 percent of annual Company contributions and forfeitures allocated to their accounts into various investment alternatives as the Committee may designate from time to time. The Company contribution is generally funded in March of the following year.

Contributions shall be made in cash, common stock of the Company, or both, having an aggregate fair value equal to the amount of the contribution.

The fair market value of any Company common stock contributed shall be based on the mean of the reported high and low sales prices of the Company’s common stock on the New York Stock Exchange - Composite Tape on the day of the contribution to the Plan; except, however, if the Company acquires common stock on the open market and contributes it to the Plan immediately following the settlement date, then the fair market value shall be equal to the cost paid by the Company for the common stock, including any commissions and other expenses related to the acquisition. Any portion of the contribution made in common stock may be made in the form of authorized but unissued shares or shares previously issued and reacquired by the Company.

The Company’s annual contribution is allocated among all participants in the Plan, except participants who are not credited with at least 1,000 hours of service during the Plan year or who terminate employment prior to the last day of the year with no vested benefit. Allocation of the Company’s annual contribution is based on the percentage of each eligible participant’s Annual Compensation, as such term is defined in the Plan, to the total annual compensation of all participants who are eligible to receive an allocation.

Salary Reduction, Catch Up, Match, Employer Qualified Non-elective Contributions

Employees eligible to participate in the Plan may elect to contribute to their Salary Reduction Contribution Accounts, as defined in the Plan document, through periodic payroll deductions. Through December 31, 2025, these tax-deferred contributions shall be no less than 1 percent nor more than 50 percent of their annual compensation, up to specified limits. Contribution percentages may be revised by participants at any time, to be effective as soon as practicable on a full payroll period beginning on or after that date. Eligible Employees also have the option of deferring to the Plan on an after-tax basis through a Roth provision. Company matching contributions are equal to a specified percentage of the participants’ salary reduction contributions, not to exceed specified dollar amounts, as set forth in the collective bargaining agreements, if applicable.

If participants are not governed by a collective bargaining agreement, the Company matching contribution is determined at the sole and absolute discretion of the Board of Directors of the Company. For the year ended December 31, 2025, the Company contributed a matching contribution equal to 100 percent of each of the Plan’s participants’ salary reduction contributions, up to 9.3 percent for the majority of each participants’ compensation for all collectively bargained and non-collectively bargained Employees.

Catch-up contributions for participants who will have attained age 50 by the end of the Plan year are allowed.

Participants may direct the investment of both their salary reduction contributions and their Company matching contributions into any of the Plan’s investment options.

The Plan includes an automatic enrollment feature whereby a new Employee, upon meeting the eligibility requirements, is automatically enrolled in the Plan at a contribution rate of 3 percent. An Employee who has been automatically enrolled in the Plan may elect, at any time before the 90th day following the Employee’s first salary reduction contribution to the Plan pursuant to the automatic enrollment, to withdraw all salary reduction contributions (adjusted for earnings and/or losses attributable thereto) made to the Plan prior to such withdrawal election. If the Employee does not make an investment election, all contributions will be invested in the default investment option, which is the appropriate Retirement Target Fund based on an assumed retirement age of 65. The Employee may change his/her contribution rate and/or investment elections at any time.

The Company may, as provided below, contribute to the Trust Fund a Company non-elective contribution. Company non-elective contributions are determined on behalf of members whose conditions of employment are governed by a collective bargaining agreement between the Company and a labor union in accordance with the terms of such collective bargaining agreement, as then in effect, and may be determined on behalf of members whose employment conditions are not so governed (including members and former members who die or become disabled while performing qualified military service), in the sole and absolute discretion of the Board of Directors of the Company. Company non-elective contributions, if any, may vary among the groups identified in the preceding sentence. If a Company non-elective contribution is made for a group, such contribution will equal a specified percentage of the member’s annual compensation within the group, not to exceed the specific amount set forth in the collective bargaining agreement, if applicable, or otherwise established by the Company’s board of directors.
Vesting

Participants are always fully vested in their own contributions, Company non-elective contributions, and applicable earnings on those contributions. Participants vest in Company matching and profit-sharing contributions at 20 percent per year of vesting service up to five years, after which they are fully vested. A participant who is credited with 1,000 hours or more of service during any Plan year will accumulate one year of vesting service. Additionally, a participant is also 100 percent vested upon attainment of normal retirement age, which is age 59½, disability, or death, even if the participant does not have five years of vesting service at that time.

Forfeited Nonvested Accounts

At December 31, 2025 and 2024, forfeited nonvested accounts totaled approximately $4,636,044 and $13,882,000, respectively. Participants who terminate before becoming fully vested forfeit the nonvested portions of their Company Matching Contribution and Company Profit Sharing accounts. Under the Plan, the Committee must first use forfeitures to restore the accounts of rehired participants who repay their prior cashout distributions. The Committee may then, in its discretion, use the remaining forfeitures to pay expenses incident to the administration of the Plan and Trust, to reduce future Company Matching and Company Profit Sharing Contributions, and to fund any corrective contributions under the IRS Employee Plans Compliance Resolution System. Any forfeitures remaining thereafter are allocated to eligible participants in accordance with the eligibility criteria and allocation method established by the Committee under the Plan.

Payment of Benefits

On termination of service or upon death or retirement, a participant may receive a lump-sum amount equal to the vested value of his or her account. Furthermore, the Plan permits withdrawals of participants’ salary reduction contributions and rollover contributions as a result of financial hardship, but only in amounts necessary to satisfy the financial hardship as determined by the Committee. A participant who has attained age 59½ may withdraw all or any portion of his or her entire vested interest in the Plan.

A participant may withdraw all or any portion of his or her Rollover Contribution Account.

Notes Receivable from Participants

A participant may borrow a maximum of $50,000 (reduced as provided in the Plan, if applicable) or, if less, one-half of his or her Rollover and Salary Reduction Contribution Accounts, at an interest rate equal to the prime rate plus one percent charged by the trustee, Empower Trust Company, LLC (“Trustee”).

The Plan permits only one loan per participant per calendar year, and no more than one loan per participant may be outstanding at any time, as defined by the Plan. In addition, qualified participants may elect certain distributions and loans and may suspend certain loan repayments, as permitted by the Gulf Opportunity Zone Act of 2005 or, with respect to qualified reservists, as permitted by the Pension Protection Act of 2006. Notes receivable from participants are valued at their unpaid principal balance plus accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred.

Administrative Expenses

Administrative expenses of the Plan for recordkeeping are paid to the recordkeeper, Empower Retirement, from amounts that it receives from the Plan’s investment funds. Administrative expenses related to participant loans and qualified domestic relations orders are deducted from the applicable participants’ accounts. The Company provides certain administrative services at no cost to the Plan. Fees for investment-related consulting services are paid by some of the Plan’s investment funds.

Plan Termination

While the Company has not expressed any intent to discontinue the Plan, the Board of Directors of the Company reserves the right to do so. In case of such termination, the Plan provides that all participants’ accounts will immediately become 100 percent vested.